Equity	12 Months Ended
Dec. 31, 2018
Equity [Abstract]
EQUITY
NOTE 14:-	EQUITY

a.	The Ordinary shares of the Company are listed on the NASDAQ Global Select Market in the United States and are traded on the Tel-Aviv Stock Exchange in Israel.

b.	Stock Option Plans:

Under the Company’s 2007 Stock Option Plan, as amended (“the 2007 Plan”), options may be granted to employees, officers, directors and consultants of the Company and its subsidiaries. Pursuant to the original 2007 Stock Option Plan, the Company reserved 1,500,000 Ordinary shares for issuance. In 2012, the Company increased the number of Ordinary shares reserved for issuance under the 2007 Plan by additional 1,000,000 Ordinary shares.

On December 31, 2015 the Company’s Board of Directors increased the amount of Ordinary shares reserved for issuance under the 2007 Plan by additional 250,000 Ordinary shares and extended the 2007 Plan by 10 years whereas it will expire on August 1, 2027. As of December 31, 2018, an aggregate of 962,500 Ordinary shares of the Company are available for future grants under the 2007 Plan. Each option granted under the 2007 Plan is exercisable for a period of ten years from the date of the grant of the option

The exercise price for each option is determined by the Board of Directors and set forth in the Company’s award agreement. Unless determined otherwise by the Board of Directors, the option exercise price shall be equal to or higher than the share market price at the grant date. The options generally vest over 3-4 years. Any option that is forfeited or canceled before expiration becomes available for future grants under the 2007 Plan.

A summary of employee option activity under the 2007 Plan as of December 31, 2018 and changes during the year ended December 31, 2018 are as follows:

	Number of options	Weighted average exercise price	Weighted average remaining contractual term (in years)	Aggregate intrinsic value

Outstanding at January 1, 2018	309,309	$4.38	3.97	$1,237
Granted	37,500	$-
Exercised	(104,167)	$2.99
Forfeited	(21,875)	$6.89

Outstanding at December 31, 2018	220,767	$3.83	3.81	$1,684

Exercisable at December 31, 2018	190,767	$4.43	2.92	$1,456

The aggregate intrinsic value in the table above represents the total intrinsic value that would have been received by the option holders had all option holders exercised their options on December 31, 2018. This amount is changed based on the market value of the Company’s Ordinary shares. Total intrinsic value of options exercised during the years ended December 31, 2016, 2017 and 2018 was $ 112, $ 502 and $ 617, respectively. As of December 31, 2018, there was no unrecognized compensation cost related to non-vested share-based compensation arrangements granted under the Plans.

The options outstanding as of December 31, 2018, have been separated into ranges of exercise price categories, as follows:

Exercise price	Options outstanding	Weighted average remaining contractual life (years)	Weighted average exercise price	Options exercisable	Weighted average exercise price of exercisable options
In $
0-1	30,000	9.49	$-	-	$-
2.01-3	66,000	1.26	$2.32	66,000	$2.32
3.01-4	73,517	2.77	$4.00	73,517	$4.00
5.01-6	6,250	4.61	$6.00	6,250	$6.00
8.01-9	45,000	5.35	$8.01	45,000	$8.01

	220,767	3.81	$3.83	190,767	$4.43

c.	Accumulated other comprehensive income (loss):

	December 31,
	2016	2017	2018

Accumulated realized and unrealized gain (loss) on available-for-sale securities, net	$40	$(58)	$(94)
Accumulated foreign currency translation adjustments	(7,494)	115	(6,057)
Accumulated unrealized gain on derivative instruments, net	26	26	26

Total other comprehensive income (loss)	$(7,428)	$83	$(6,125)

d.	On September 4, 2012, the Company’s Board of Directors adopted a dividend distribution policy, subject to any applicable law. According to this policy, each year the Company will distribute a dividend of up to 50% of its annual distributable profits. It is possible that the Board of Directors will decide, subject to the conditions stated above, to declare additional dividend distributions. The Company’s Board of Directors may at its discretion and at any time, change, the rate of dividend distributions and/or not to distribute a dividend, whether as a result of a one-time decision or a change in policy, all at its discretion.

In respect to the policy mentioned above, from September 10, 2012 through September 4, 2014 the Company declared accumulated cash dividend distributions of $ 0.525 per share ($ 20,111 in the aggregate). On February 5, 2015, the Company declared a dividend distribution of $ 0.081 per share ($ 3,582 in the aggregate) which was paid on March 11, 2015. On August 12, 2015, the Company declared a dividend distribution of $ 0.095 per share ($ 4,204 in the aggregate) which was paid on September 10, 2015. On February 21, 2016, the Company declared a dividend distribution of $ 0.09 per share ($ 3,991 in the aggregate) which was paid on March 17, 2016. On August 14, 2016, the Company declared a dividend distribution of $ 0.085 per share ($ 3,770 in the aggregate) which was paid on September 22, 2016. On February 22, 2017, the Company declared a dividend distribution of $ 0.085 per share ($ 3,775 in the aggregate) which was paid on April 5, 2017.

On August 9, 2017, the Company’s Board of Directors decided to amend the dividend distribution policy announced in 2012. According to the Company’s amended policy, each year the Company will distribute a dividend of up to 75% of its annual distributable profits. The Company’s Board of Directors may at its discretion and at any time, change, whether as a result of a one-time decision or a change in policy, the rate of dividend distributions and/or decide not to distribute a dividend, all at its discretion. On August 13, 2017, the Company declared a dividend distribution of $ 0.13 per share ($ 5,779 in the aggregate) which was paid on September 13, 2017. On February 28, 2018, the Company declared a dividend distribution of $ 0.13 per share ($ 5,785 in the aggregate) which was paid on March 26, 2018. On August 8, 2018, the Company declared a dividend distribution of $ 0.155 per share ($ 7,563 in the aggregate) which was paid on September 5, 2018.

Subsequent to the balance sheet date, on March 4, 2019, the Company declared a dividend distribution of $ 0.15 per share ($ 7,334 in the aggregate) which was paid on March 27, 2019 (Note 21).

e.	On July 12, 2018, the Company issued 4,268,293 ordinary shares at a price of $8.2 per share and in a total amount of $34,569 net of issuance expenses. The shares were issued to Israeli institutional investors and to our controlling shareholder, Formula Systems (1985) Ltd.